Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Operating activities
Net loss	$ (2,691,670)	$ (2,287,095)	$ (1,012,978)
Items not affecting cash:
Statute barred payables	0	0	(422,982)
Depreciation of property and equipment	16,492	25,878	28,033
Amortization of patents	0	3,877	8,000
Accretion expense	279,834	1,179,603	1,169,921
Accrued interest on convertible debentures	471,596	368,280	605,507
Stock-based compensation	217,965	41,484	360,044
Loss (gain) on conversion of convertible debentures	21,120	94,326	(9,506)
Loss (gain) on repayment of convertible debentures	27,243	(47,877)	0
Gain on revaluation of derivative liabilities	(658,503)	(409,607)	(2,547,192)
Loss on extinguishment of convertible debentures	1,400,823	200,650	1,018,928
Foreign exchange (gain) loss	(67,031)	(136,336)	421,937
Total adjustments to reconcile profit (loss)	(982,131)	(966,817)	(380,288)
Net changes in non-cash working capital:
(Increase) decrease in prepaid expenses and other receivables	(85,799)	5,807	1,414
Increase in deposit liability	63,000	0	0
Decrease in trade payables and other liabilities	(78,290)	(36,021)	(383,892)
Cash flows used in operating activities	(1,083,220)	(997,031)	(762,766)
Investing activity
Purchase of property and equipment	(2,044)	0	(5,271)
Cash flows used in investing activity	(2,044)	0	(5,271)
Financing activities
Principal payments on lease liability	(15,609)	(25,317)	(27,282)
Proceeds from long-term loan	0	0	17,974
Proceeds from private placements of shares	535,525	207,588	840,564
Share issuance costs	(25,586)	(25,591)	0
Proceeds from the exercise of options	214,140	0	0
Proceeds from issuance of convertible debentures	645,151	765,671	510,000
Repayments of convertible debentures	(270,000)	(63,490)	(593,301)
Cash flows provided by financing activities	1,083,621	858,861	747,955
Net change in cash	(1,643)	(138,170)	(20,082)
Cash - beginning of period	33,227	171,397	191,479
Cash - end of period	31,584	33,227	171,397
Supplemental cash flow information
Interest paid (classified in operating activities)	64,679	88,465	87,266
Interest converted (classified in operating activities)	238,859	12,680	196,964
Interest paid on non-convertible debt (classified in operating activities)	9,170	9,604	11,785
Interest paid on lease liability (classified in operating activities)	3,323	3,629	9,160
Carrying amount of convertible debentures converted into common shares	1,742,226	764,432	521,136
Shares issued on settlement of accounts payable	0	22,460	0
ROU asset and lease liability recognized	$ 0	$ 48,408	$ 0